Document And Entity Information	0 Months Ended
Nov. 21, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Central Index Key	0000778108
Amendment Flag	false
Document Creation Date	Nov. 21, 2013
Document Effective Date	Nov. 21, 2013
Prospectus Date	Jan. 28, 2013